Performance obligations and remaining performance obligations (Details) ₨ in Thousands	Mar. 31, 2025 INR (₨)
Within One Year [Member]
Statements [Line Items]
Transaction price allocated to remaining performance obligations	₨ 2,822,669
One To Three Years [Member]
Statements [Line Items]
Transaction price allocated to remaining performance obligations	1,860,900
More Than Three Years [Member]
Statements [Line Items]
Transaction price allocated to remaining performance obligations	₨ 1,429,100